Schedule of Investments
March 31, 2021 (unaudited)
Azzad Wise Capital Fund

			Shares or Principal
Security Description			Amount ($)	Fair Value ($)(1)

Common Stocks - 7.35%

Arrangement of Transportation of Freight & Cargo - 0.24%
Expeditors International of Washington, Inc.			4,129	444,652

Beverages - 0.31%
Coca Cola Co.			5,060	266,713
PepsiCo., Inc.			2,060	291,387

				558,100

Construction, Mining & Materials Handling Machinery & Equipment - 0.19%
Dover Corp.			2,553	350,093

Converted Paper & Paperboard Prods (No Containers/Boxes) - 0.16%
Kimberly Clark Corp.			2,068	287,555

Cutlery, Handtools & General Hardware - 0.20%
Stanley Black & Decker, Inc.			1,836	366,594

Electric Services - 0.17%
Nextera Energy, Inc.			4,145	313,403

Electromedical & Electrotherapeutic Apparatus - 0.16%
Medtronic PLC (Ireland)			2,517	297,333

Electronic & Other Electrical Equipment - 0.20%
Emerson Electric Co.			4,059	366,203

General Industrial Machinery & Equipment - 0.20%
Illinois Tool Works, Inc.			1,631	361,299

Household Appliances - 0.27%
Smith A O Corp.			7,132	482,195

Household Furniture - 0.21%
Leggett & Platt, Inc.			8,304	379,078

Industrial Inorganic Chemicals - 0.36%
Air Products & Chemicals, Inc.			1,198	337,045
Linde AG PLC (Ireland)			1,398	391,636

				728,681

Industrial Instruments For Measurement, Display & Control - 0.17%
Roper Industries, Inc.			777	313,395

Men's & Boys' Furnishings, Work Clothing, and Allied Garments - 0.35%
Cintas Corp.			1,027	350,525
VF Corp.			3,610	288,511

				639,036

Miscellaneous Food Preparations & Kindred Products - 0.18%
McCormick & Co., Inc.			3,672	327,396

Natural Gas Distribution - 0.14%
Atmos Energy Corp.			2,534	250,486

Perfumes, Cosmetics & Other Toilet Preparations - 0.17%
Colgate Palmolive Co.			3,939	310,511

Pharmaceutical Preparations - 0.40%
Abbott Laboratories			3,408	408,415
Johnson & Johnson			1,971	323,934

				732,349

Plastics, Materials, Synth Resins & Nonvulcan Elastomers - 0.56%
Albemarle Corp.			6,939	1,013,857

Retail-Building Materials, Hardware, Garden Supply - 0.21%
Sherwin Williams Co.			523	385,979

Retail-Lumber & Other Building Materials Dealers - 0.16%
Lowes Companies, Inc.			2,465	468,794

Retail-Variety Stores - 0.28%
Target Corp.			2,561	507,257

Services-Computer Processing & Data Preparations - 0.17%
Automatic Data Processing, Inc.			1,672	315,122

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics - 0.35%
Ecolab, Inc.			1,456	311,686
The Procter & Gamble Co.			2,375	321,646

				633,332

Special Industry Machinery - 0.24%
Pentair PLC (Ireland)			6,863	427,702

Specialty Cleaning, Polishing & Sanitation Preparations - 0.19%
Clorox Co.			1,801	347,377

Surgical & Medical Instruments & Apparatus - 0.54%
3M Co.			1,870	360,312
Becton Dickinson & Co.			1,212	294,698
West Pharmaceutical Services			1,180	332,500

				987,510

Wholesale-Durable Goods - 0.22%
W.W. Grainger, Inc.			999	400,529

Wholesale-Motor Vehicle Supplies & New Parts - 0.16%
Genuine Parts Co.			3,141	363,068

Total Common Stocks			(Cost $ 8,182,101)	13,358,886

Sukuks - 65.06%

Banks - 10.27%
AHB Sukuk Company Ltd. 4.375% 09/19/2023 (Cayman Islands)			3,000,000	3,243,825
DIB Sukuk Ltd. Sr. Unsecured Note 3.664% 2/14/22 (Cayman Islands)			2,000,000	2,049,972
KIB Sukuk Ltd. Sub, 2.375%, 11/30/2030 (Cayman Islands)			2,000,000	1,967,950
QIB Sukuk LTD, 3.251%, 5/23/2022 (Cayman Islands)			5,504,000	5,642,426
Sib Sukuk Co., 3.084%, 09/08/2021 (Cayman Islands)			5,700,000	5,755,005

				18,659,178

Basic Materials - 2.39%
Equate Sukuk SPC Ltd. REGS, 3.944%, 02/21/2024 (Kuwait)			4,085,000	4,349,058

Communication Equipment - 2.22%
Axiata SPV2 Bhd Sr. Unsecured Note Series EMTN, 4.357%, 3/24/2026 (Malaysia)			3,600,000	4,033,260
ICD Sukuk Co. Ltd Sr. Unsecured Note Series EMTN, 5%, 02/01/2027 (Cayman Islands)			1,000,000	1,107,995

				5,141,255

Financial Services - 2.86%
FAB Sukuk Co. Ltd., 3.625%, 3/5/2023 (Cayman Islands)			4,940,000	5,205,841

Food & Beverage - 0.59%
Almarai Sukuk, Ltd., 4.311%, 03/05/2024 (Cayman Islands)			1,000,000	1,080,996

Home Construction - 2.42%
ALdar Sukuk Ltd., Sr. Unsecured Note, 4.75%, 9/29/2025 (Cayman Islands)			2,000,000	2,233,120
Esic Sukuk Ltd. Sr. Unsecured Note, Series EMTN, 3.939%, 7/30/2024 (Cayman Islands)			4,200,000	4,391,184

			6,200,000	6,624,304

Real Estate - 4.70%
DAR AL-Arkan Sukuk Ltd., 6.875%, 03/21/2023 (Cayman Islands)			2,400,000	2,495,364
DAE Sukuk DIFC LTD Senior Unsubordinated Series 144A, 3.75%, 2/15/2026 (United Arab Emirates) (6)			1,000,000	1,027,500
DIFC Investments LLC, Note, Series REGS, 4.325% 11/12/2024 (United Arab Emirates)			1,500,000	1,608,191
EMG Sukuk Ltd., 4.564%, 06/18/2024 (Cayman Islands)			3,200,000	3,414,915

				8,545,970

Sovereigns - 24.35%
CBB International Sukuk Programme 3.95%, 9/16/2027 (Bahrain) (6)			1,500,000	1,514,820
CBB International Sukuk Programme 6.25%, 11/14/2024 (Bahrain)			1,000,000	1,099,587
CBB International Sukuk Programme 6.25%, 11/14/2024 (Bahrain)			500,000	548,355
CBB International Sukuk Six, REGS, 5.250%, 03/20/2025 (Bahrain)			2,000,000	2,142,964
Hazine Mustesaligi Carli, 5.004%, 04/06/2023 (Turkey) (6)			1,000,000	999,844
Hazine Mustesarligi Vari Sr.Unsecd Note Series REGS, 4.251%, 06/08/2021 (Turkey)			2,000,000	2,004,784
Hazine Mustesarligi Varl Sr Unsecd Note Series REGS, 5.80%, 2/21/2022 (Turkey)			440,000	443,850
Hazine Mustesarligi Varli, 4.251%, 06/08/2021 (Turkey) (6)			1,000,000	998,620
Hazine Mustesarligi Varli, 5.80%, 02/21/2022 (Turkey) (6)			1,000,000	1,005,000
Perusahaan Penerbit SBSN Indois Sukuk, Series 144A, 3.400%, 03/29/2022 (Indonesia) (6)			2,000,000	2,050,700
Perusahaan Penerbit SBSN Indois Sukuk, REGS, 3.400%, 03/29/2022 (Indonesia)			517,000	530,106
Perusahaan Penerbit SBSN Indois Sukuk, Series 144A, 3.900%, 08/20/2024 (Indonesia) (6)			3,800,000	4,118,326
Perusahaan Penerbit SBSN Indois Sukuk, Series 144A, 4.150%, 03/29/2027 (Indonesia) (6)			1,685,000	1,857,965
KSA Sukuk, Ltd., Series 144A, 2.894%, 04/20/2022 (Saudi Arabia) (6)			2,100,000	2,150,585
Oman, Government, Series 144A, 4.397%, 06/01/2024 (Oman) (6)			2,500,000	2,584,050
Oman, Government, Series 144A, 5.932%, 10/31/2025 (Oman) (6)			2,500,000	2,746,800
Perusahaan Pener Indois Sukuk, Series 144A, 2.300%, 06/23/2025 (Indonesia) (6)			2,500,000	2,566,175
Perusahaan Pener Indois Sukuk, Series REGS, 3.300%, 11/21/2022 (Indonesia)			2,600,000	2,703,376
RAK Capital, 3.094%, 03/31/2025 (Cayman Islands)			2,500,000	2,658,608
Sharjah Sukuk Ltd. Sr. Unsecd Note, 3.764%, 09/17/2024 (Cayman Islands)			800,000	856,142
Sharjah Sukuk Program, 3.854%, 4/3/2026 (Cayman Islands)			1,000,000	1,069,765
Third Pakistan Int'l Sukuk, REGS, 5.625%, 12/05/2022 (Pakistan)			3,000,000	3,085,320
Wakala Global Sukuk BHD, REGS, 3.179%, 04/27/2026 (Malaysia)			1,000,000	1,088,198
Wakala Global Sukuk BHD, 4.646%, 7/6/2021 (Malaysia)			3,400,000	3,435,397

				44,259,337

Supranationals - 4.35%
Apicorp Sukuk Limited 3.141% 11/1/2022 (Cayman Islands)			4,070,000	4,238,335
IDB Trust Services LTD, 1.957%, 10/02/2024 (Jersey)			2,500,000	2,592,500
IDB Trust Services LTD, 3.389%, 09/26/2023 (Jersey)			1,000,000	1,068,538

				7,899,373

Transportation & Logistics - 1.74%
DP World Cresent, Ltd, Sr. Unsecd. Note, Series REGS, 3.908%, 05/31/2023 (Cayman Islands)			3,000,000	3,162,615

Utilities - 5.95%
Saudi Electricity Global Sukuk, Series REGS, 4.211%, 04/03/2022 (Cayman Islands)			5,700,000	5,910,758
Tabreed Sukuk SPC Ltd., Sr. Unsecd. Note, 5.50%, 10/31/2025 (United Arab Emirates)			1,500,000	1,715,402
TNB Global Ventures Cap Sr. Unsecured Note Series EMTN, 3.244%,10/19/2026			3,000,000	3,191,872

				10,818,032

Wireline Telecommunications Services - 1.38%
Saudi Telecom Co., Series 144A, 3.890%, 05/13/2029 (Saudi Arabia) (6)			2,300,000	2,503,090

Total Sukuks			(Cost $116,683,595)	118,249,049

Bank Time Deposits - 14.26% (5)

Arab Banking Corp Ny Branch, 0.45%, 04/12/2021 (Bahrain)			1,094,466	1,094,466
Arab Banking Corp NY Branch, 0.56%, 4/23/2021 (Bahrain)			1,024,147	1,024,147
Arab Banking Corp NY Branch, 0.55%, 5/18/2021 (Bahrain)			1,002,969	1,002,969
Arab Banking Corp NY Branch, 0.50%, 4/26/2021 (Bahrain)			2,002,950	2,002,950
Arab Banking Corp NY Branch, 0.45%, 4/23/2021 (Bahrain)			1,024,382	1,024,382
Gulf International Bank (UK), 0.07%, 4/26/2021 (Bahrain)			1,054,498	1,054,498
MayBank Islamic Bank (Malaysia), 0.10%, 4/8/2021			2,064,186	2,064,186
MayBank Islamic Bank (Malaysia), 0.45%, 05/24/2021			2,149,957	2,149,957
MayBank Islamic Bank (Malaysia), 0.35%, 08/03/2021			1,032,848	1,032,848
MayBank Islamic Bank (Malaysia), 0.40%, 11/4/2021			2,044,034	2,044,034
MayBank Islamic Bank (Malaysia), 0.45%, 6/1/2021			500,000	500,000
MayBank Islamic Bank (Malaysia), 0.50%, 05/13/2021			1,080,370	1,080,370
MayBank Islamic Bank (Malaysia), 0.25%, 05/10/2021			530,190	530,190
Qatar National Bank, 0.45%, 4/21/2021 (Qatar)			1,000,000	1,000,000
Qatar National Bank, 0.40%, 06/07/2021 (Qatar)			2,169,775	2,169,775
Qatar National Bank, 0.23%, 6/21/2021 (Qatar)			536,096	536,096
Qatar National Bank, 0.68%, 8/30/2021 (Qatar)			527,117	527,117
Qatar National Bank, 0.65%, 8/6/2021 (Qatar)			1,056,925	1,056,925
Qatar National Bank, 0.50%, 6/4/2021 (Qatar)			1,006,764	1,006,764
Qatar National Bank, 0.40%, 8/13/2021 (Qatar)			3,010,083	3,010,083

Total Bank Time Deposits			(Cost $25,911,757)	25,911,757

Trade Finance Agreements (3) - 3.81%

	Shares or Principal	Acquisition
	Amount ($)	Date (3)	Cost (3)	Value

Banking Loans - 0.13%
Government of Djibouti, 3.468194% (2-MONTH US LIBOR +3.80%) 4/23/2021 DD14 (Djibouti) (4)	$ 73,302	3/22/2021	73,302	73,265
Government of Djibouti, 3.468194% (2-MONTH US LIBOR +3.80%) 5/24/2021 DD14 (Djibouti) (4)	$ 73,302	3/22/2021	73,302	73,265
Government of Djibouti, 3.468194% (2-MONTH US LIBOR +3.80%) 4/23/2021 DD15 (Djibouti) (4)	$ 45,294	3/22/2021	45,294	45,271
Government of Djibouti, 3.468194% (2-MONTH US LIBOR +3.80%) 5/24/2021 DD15 (Djibouti) (4)	$ 45,294	3/22/2021	45,294	45,271

				237,072

Consumer Non-Cyclical/Food-Wholesale - 0.34%
PT Pacific Indopalm Industries, 3.66% (3-MONTH US LIBOR + 2.50% ) 04/30/2021 (Indonesia)	$ 250,000	3/5/2019	250,000	250,000
PT Pacific Indopalm Industries, 3.66% (3-MONTH US LIBOR + 2.50% ) 4/30/2021 (Indonesia)	$ 250,000	3/14/2019	250,000	250,000
Government of Burkina Faso, 3.0166% (6-MONTH LIBOR + 2.80%), 6/24/2021 DD5 (Burkina Faso)	$ 31,207	3/24/2021	31,207	31,207
Government of Burkina Faso, 3.0166% (6-MONTH LIBOR + 2.80%), 9/22/2021 DD5 (Burkina Faso)	$ 31,207	3/24/2021	31,207	31,207
Government of Burkina Faso, 3.0166% (6-MONTH LIBOR + 2.80%), 6/2/2021 DD4 (Burkina Faso)	$ 47,980	12/1/2020	47,980	47,980

				610,393

Foreign Sovereign - 0.79%
Tunisian Refining Industries Company, 2.635767% (US LIBOR +2.10%) 5/4/2021 DD1 (Tunisia)	$ 209,232	5/4/2020	209,232	209,043
Tunisian Refining Industries Company, 2.536425% (US LIBOR +2.10%) 5/17/2021 DD2 (Tunisia)	$ 130,486	5/14/2020	130,486	130,368
Tunisian Refining Industries Company, 2.536425% (US LIBOR +2.10%) 12/20/2021 DD3 (Tunisia)	$ 92,216	12/21/2020	92,216	92,133
Tunisian Refining Industries Company, 2.536425% (US LIBOR +2.10%) 12/20/2021 DD4 (Tunisia)	$ 61,451	12/21/2020	61,451	61,395
Tunisian Refining Industries Company, 2.536425% (US LIBOR +2.10%) 1/7/2022 DD5 (Tunisia)	$ 103,621	1/8/2021	103,621	103,528
Tunisian Refining Industries Company, 2.536425% (US LIBOR +2.10%) 2/18/20222 DD6 (Tunisia)	$ 233,619	2/18/2021	233,619	233,409
Tunisian Refining Industries Company, 2.536425% (US LIBOR +2.10%) 3/16/2022 DD7 (Tunisia)	$ 169,376	3/18/2021	169,376	169,223
Government of Tunisia Electricity, 2.117925% (US LIBOR +2.10%) 4/14/2021 DD1.4 (Tunisia)	$ 428,253	10/14/2020	428,253	428,253

				1,427,353

Energy-Oil Refining & Marketing - 2.56%
African Export Import Bank, 1.561626% (4-month US LIBOR +1.000%), 6/18/2021 DD1 (Egypt) (4)	$ 1,000,000	6/19/2020	997,500	1,000,000
Government of Egypt, 2.3944196% (12-MONTH US LIBOR +2.20%) 09/17/2021 DD1 (Egypt) (4)	$ 313,641	9/16/2020	313,641	313,641
Government of Egypt, 2.3944196% (12-MONTH US LIBOR +2.20%) 09/17/2021 DD2 (Egypt) (4)	$ 20,283	9/16/2020	20,283	20,283
Government of Egypt, 2.3944196% (12-MONTH US LIBOR +2.20%) 09/17/2021 DD3 (Egypt) (4)	$ 290,488	9/16/2020	290,488	290,488
Government of Egypt, 2.37889% (12-MONTH US LIBOR +2.20%) 09/20/2021 DD4 (Egypt) (4)	$ 309,465	9/17/2020	309,465	309,465
Government of Egypt, 2.37889% (12-MONTH US LIBOR +2.20%) 09/20/2021 DD5 (Egypt) (4)	$ 20,283	9/17/2020	20,283	20,283
Government of Egypt, 2.37038% (12-MONTH US LIBOR +2.20%) 09/24/2021 DD6 (Egypt) (4)	$ 20,645	9/24/2020	20,645	20,645
Government of Egypt, 2.34485% 12-MONTH US LIBOR +2.20%) 10/8/2021 DD7 (Egypt) (4)	$ 199,315	10/7/2020	199,315	199,315
Government of Egypt, 2.3254196% (12-MONTH US LIBOR +2.20%) 11/1/2021 DD8 (Egypt) (4)	$ 312,225	11/3/2020	312,225	312,225
Government of Egypt, 2.3254196% (12-MONTH US LIBOR +2.20%) 11/1/2021 DD9 (Egypt) (4)	$ 21,666	11/3/2020	21,666	21,666
Government of Egypt, 2.3304796% (12-MONTH US LIBOR +2.20%) 11/8/2021 DD10 (Egypt) (4)	$ 20,645	11/9/2020	20,645	20,645
Government of Egypt, 2.3385296% (12-MONTH US LIBOR +2.20%) 11/18/2021 DD11 (Egypt) (4)	$ 314,678	11/19/2020	314,678	314,678
Government of Egypt, 2.3385296% (12-MONTH US LIBOR +2.20%) 11/18/2021 DD12 (Egypt) (4)	$ 21,666	11/19/2020	21,666	21,666
Government of Egypt, 4.14% (12-MONTH US LIBOR +4.5%) 12/10/2021 DD1 (Egypt) (4)	$ 179,937	12/14/2020	179,937	177,922
Government of Egypt, 4.14% (12-MONTH US LIBOR +4.5%) 12/23/2021 DD1 (Egypt) (4)	$ 191,525	12/24/2020	191,525	189,379
Government of Egypt, 4.14% (12-MONTH US LIBOR +4.5%) 1/7/2022 DD3 (Egypt) (4)	$ 183,321	1/8/2021	183,321	181,268
Government of Egypt, 4.14% (12-MONTH US LIBOR +4.5%) 1/21/2022 DD4 (Egypt) (4)	$ 218,150	1/22/2021	218,150	215,706
Government of Egypt, 4.14% (12-MONTH US LIBOR +4.5%) 2/4/2022 DD5 (Egypt) (4)	$ 225,283	2/5/2021	225,283	222,760
Government of Egypt, 4.14% (12-MONTH US LIBOR +4.5%) 2/14/2022 DD7 (Egypt) (4)	$ 184,443	2/16/2021	184,443	182,377
Government of Egypt, 4.14% (12-MONTH US LIBOR +4.5%) 2/17/2022 DD9 (Egypt) (4)	$ 119,587	2/18/2021	119,587	118,247
Government of Egypt, 4.14% (12-MONTH US LIBOR +4.5%) 2/22/2022 DD8 (Egypt) (4)	$ 238,086	2/22/2021	238,086	235,419
Government of Egypt, 4.14% (12-MONTH US LIBOR +4.5%) 2/22/2022 DD10 (Egypt) (4)	$ 119,587	2/22/2021	119,587	118,247
Government of Egypt, 4.14% (12-MONTH US LIBOR +4.5%) 2/22/2022 DD6 (Egypt) (4)	$ 14,098	2/23/2021	14,098	13,940
Government of Egypt, 4.14% (12-MONTH US LIBOR +4.5%) 2/25/2022 DD11 (Egypt) (4)	$ 119,587	3/1/2021	119,587	118,247
Government of Egypt, 4.14% (12-MONTH US LIBOR +4.5%) 3/24/2022 DD12 (Egypt) (4)	$ 14,306	3/25/2021	14,306	14,146

				4,652,661

Total Trade Finance Agreements			(Cost $ 6,946,246)	6,927,479

Total Investments - 90.47%			(Cost $157,723,699)	164,447,171

Other Assets Less Liabilities - 9.53%				17,320,048

Total Net Assets - 100.00%				181,767,219

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2021 in valuing the Fund's assets carried at fair value:

			Investments in	Other Financial
Valuation Inputs			Securities	Instruments
Level 1 - Quoted Prices			$13,358,886	$-
Level 2 - Other Significant Observable Inputs			144,160,806	-
Level 3 - Significant Unobservable Inputs			6,927,479	-
Total			$164,447,171	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

LIBOR – London Interbank Offered Rate.
(2) Represents non-income producing securities.

(3) Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At March 31, 2021, these restricted securities amounted to $6,927,478.77, which represented3.81% of total net assets.

(4) Floating/variable note with current rate and current maturity or next reset date shown.
(5) Variable rate instrument, varying maturity dates ranging from one month to nine months; 7 day demand redemption clause per deposit.

(6) Denotes a restricted security that may be sold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees.  At March 31, 2021, these liquid restricted securities amount to $26,123,475, which represented 14.37% of total net assets.